Inventories - Provision (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Inventories
Write-down for inventories	¥ 0	¥ 0	¥ 0
Weighted average remaining useful life of donated cord blood units	16 years 10 months 24 days
The estimated increase per annum in number of successful matches of donated units (as a percent)	7.00%